Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Principal Payments [Abstract]
2016	$ 319,560
2017	202,121
2018	286,281
2019	178,327
2020	137,278
2021 and thereafter	276,527
Total	$ 1,400,094	$ 1,418,336